Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2021 USD ($)
Undiscounted future cash flows	$ 10,281,982
Employee Costs Payable
Undiscounted future cash flows	2,263,944
Convertible Debentures
Undiscounted future cash flows	1,800,000
Promissory Notes Payable
Undiscounted future cash flows	165,878
Accrued Liabilities
Undiscounted future cash flows	2,272,610
Less Than 3 Months
Undiscounted future cash flows	10,281,982
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	2,263,944
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	1,800,000
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	165,878
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	2,272,610
Three To Six Months
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Convertible Debentures
Undiscounted future cash flows	0
Three To Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Accounts Payable
Undiscounted future cash flows	3,779,550
Accounts Payable | Less Than 3 Months
Undiscounted future cash flows	3,779,550
Accounts Payable | Three To Six Months
Undiscounted future cash flows	0
Accounts Payable | Six To Nine Months
Undiscounted future cash flows	0
Accounts Payable | Nine Months To One Year
Undiscounted future cash flows	0
Accounts Payable | Greater Than One Year
Undiscounted future cash flows	$ 0